SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Total convertible notes	$ 187,285	$ 612,355	$ 371,785
Accrued Interest	97,260	99,509	82,111
Debt Discount		(170,438)	(80,647)
Total	$ 284,545	$ 541,426	$ 373,249